Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Summary of Preliminary Fair Value of Each Major Class and Total Value of Equity Instruments Issued
The following table summarises the preliminary fair value of each major class of consideration transferred:

$‘000
Equity instruments issued	300,706
Other merger consideration attributable to outstanding Piedmont equity awards (1)	4,209
Total consideration transferred (2)	304,915

(1)	Other merger consideration has been measured on a provisional basis, pending completion of an independent valuation.
(2)
Total consideration transferred comprises the buy-out of the non-controlling interest in Sayona Québec and settlement of the pre-existing contractual arrangement between Piedmont and Sayona. The allocation of consideration across each component has yet to be determined. Refer to section (c) below.

The following table summarises the total value of equity instruments issued:

Number of Piedmont common stock on issue on date of acquisition (#)	21,946,069
Exchange ratio (per share of Piedmont common stock) (#)	527
Number of Sayona ordinary shares issued (#)	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition ($)	0.026
Total value of equity instruments issued ($’000)	300,706